Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Fair Value of Derivative Liabilities

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities:

	Three months ended April 30,
	2025	2024
Beginning balance	$311,338	$2,547,458
Total gain	(46,495)	(851,032
Ending balance	$264,843	$1,696,426

Change in fair value of derivative liabilities included in earnings relating to derivatives	$(46,495)	$(851,032)

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Year Ended January 31,
	2025	2024
Beginning balance	$2,547,458	$172,393
Total (gains) losses	(4,109,195)	2,386,907
Settlements	(52,476)	(156,309)
Additions recognized as debt discount	67,352	146,368
Additions due to tainted warrants	1,858,199	(1,901)
Ending balance	$311,338	$2,547,458

Change in unrealized (gains) losses included in earnings relating to derivatives	$(4,109,195)	$2,386,907